Goodwill and Other Intangible Assets, Net - Schedule of Goodwill by Operating Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Oct. 04, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 5,497,596		$ 5,378,388		$ 1,156,288	$ 1,000,123
Flavors [Member]
Goodwill [Line Items]
Goodwill	4,788,988		4,663,835
Fragrances [Member]
Goodwill [Line Items]
Goodwill	708,608		704,113
Unallocated [Member]
Goodwill [Line Items]
Goodwill	$ 0		$ 10,440
Frutarom Industries Ltd. [Member]
Goodwill [Line Items]
Goodwill		$ 4,273,957		$ 4,243,079